Schedule of Investments
January 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.31%
Argentina–0.97%
MercadoLibre, Inc.(a)	996	$660,348
Australia–7.06%
Ansell Ltd.	71,352	1,509,074
Brambles Ltd.	124,661	1,037,063
Rio Tinto PLC	17,675	952,504
Woodside Petroleum Ltd.	58,075	1,329,102
		4,827,743
Belgium–1.86%
Umicore S.A.	27,586	1,270,833
Brazil–0.79%
Pagseguro Digital Ltd., Class A(a)	16,598	539,269
China–2.21%
Autohome, Inc., ADR(a)	9,358	715,700
China International Capital Corp. Ltd., H Shares(b)	462,000	798,815
		1,514,515
Denmark–1.45%
Novo Nordisk A/S, Class B	16,236	991,135
France–13.04%
Airbus SE	8,395	1,238,563
BNP Paribas S.A.	34,368	1,827,493
Cie Generale des Etablissements Michelin S.C.A.	9,348	1,087,253
Dassault Systemes SE	6,414	1,113,189
Sanofi	20,157	1,944,020
Vivendi S.A.	62,589	1,714,451
		8,924,969
Germany–10.31%
Infineon Technologies AG	62,898	1,363,515
Muenchener Rueckversicherungs-Gesellschaft AG	1,788	527,598
RWE AG	29,659	1,031,637
SAP SE	19,070	2,495,556
Siemens AG	13,184	1,632,715
		7,051,021
Hong Kong–2.65%
AIA Group Ltd.	184,200	1,816,028
India–1.08%
Housing Development Finance Corp. Ltd.	21,875	740,109
Ireland–2.06%
Ryanair Holdings PLC, ADR(a)	16,264	1,408,625
Italy–4.27%
Enel S.p.A.	218,899	1,907,479
Prysmian S.p.A.	45,806	1,014,627
		2,922,106
Shares		Value
Japan–18.83%
Asahi Group Holdings Ltd.	37,700	$1,751,758
FANUC Corp.	6,800	1,237,129
Hitachi Ltd.	52,200	1,993,386
KDDI Corp.	54,400	1,620,924
Keisei Electric Railway Co. Ltd.	32,000	1,156,052
Kobe Bussan Co. Ltd.	6,100	235,176
Komatsu Ltd.	42,393	931,474
Nissan Chemical Corp.	10,300	422,361
ORIX Corp.	107,000	1,808,387
Shimano, Inc.	6,600	1,011,018
SoftBank Group Corp.	17,700	716,655
		12,884,320
Luxembourg–1.44%
ArcelorMittal S.A.	66,860	987,139
Netherlands–3.62%
Heineken N.V.	6,406	697,246
ING Groep N.V.	163,997	1,779,951
		2,477,197
Singapore–1.37%
DBS Group Holdings Ltd.	51,060	936,786
South Korea–0.99%
Samsung Electronics Co. Ltd.	14,527	679,852
Spain–2.17%
Bankinter S.A.	30,320	196,552
CaixaBank S.A.	439,888	1,285,104
		1,481,656
Switzerland–5.95%
Glencore PLC(a)	333,890	978,793
Lonza Group AG(a)	2,227	915,679
Novartis AG, ADR	23,045	2,177,983
		4,072,455
United Kingdom–11.94%
B&M European Value Retail S.A.	89,320	429,951
Experian PLC	32,382	1,126,050
Nomad Foods Ltd.(a)	79,416	1,602,615
Reckitt Benckiser Group PLC	20,411	1,690,549
Royal Dutch Shell PLC, Class A, ADR	38,966	2,032,077
Vodafone Group PLC, ADR	65,714	1,288,651
		8,169,893
United States–5.25%
Aptiv PLC	8,487	719,613
Carnival PLC	22,742	929,921
Chubb Ltd.	6,735	1,023,653
James Hardie Industries PLC, CDI	43,916	919,220
		3,592,407
Total Common Stocks & Other Equity Interests (Cost $65,937,835)		67,948,406

See accompanying notes which are an integral part of this schedule.
Invesco International Core Equity Fund

Shares		Value
Money Market Funds–0.19%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(c)	78,499	$78,499
Invesco Treasury Portfolio, Institutional Class, 1.47%(c)	52,332	52,332
Total Money Market Funds (Cost $130,831)		130,831
TOTAL INVESTMENTS IN SECURITIES—99.50% (Cost $66,068,666)		68,079,237
OTHER ASSETS LESS LIABILITIES–0.50%		340,028
NET ASSETS–100.00%		$68,419,265
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2020 represented 1.17% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
03/18/2020	Citibank N.A.	USD	2,477,094	GBP	1,850,000	$(31,365)

Abbreviations:
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Argentina	$660,348	$—	$—	$660,348
Australia	—	4,827,743	—	4,827,743
Belgium	—	1,270,833	—	1,270,833
Brazil	539,269	—	—	539,269
China	715,700	798,815	—	1,514,515
Denmark	—	991,135	—	991,135
France	—	8,924,969	—	8,924,969
Germany	—	7,051,021	—	7,051,021
Hong Kong	—	1,816,028	—	1,816,028
India	—	740,109	—	740,109
Ireland	1,408,625	—	—	1,408,625
Italy	—	2,922,106	—	2,922,106
Japan	—	12,884,320	—	12,884,320
Luxembourg	—	987,139	—	987,139
Netherlands	—	2,477,197	—	2,477,197
Singapore	—	936,786	—	936,786
South Korea	—	679,852	—	679,852
Spain	—	1,481,656	—	1,481,656
Switzerland	2,177,983	1,894,472	—	4,072,455
United Kingdom	4,923,343	3,246,550	—	8,169,893
United States	1,743,266	1,849,141	—	3,592,407
Money Market Funds	130,831	—	—	130,831
Total Investments in Securities	12,299,365	55,779,872	—	68,079,237
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(31,365)	—	(31,365)
Total Investments	$12,299,365	$55,748,507	$—	$68,047,872

*	Unrealized appreciation (depreciation).
NOTE 2—Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
Invesco International Core Equity Fund